Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000130751 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000130751 [Member] | Collateralized Loan Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130751 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000130751 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130751 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000130751 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000130751 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000130751 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000130751 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000130751 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000130751 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000130751 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130751 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000130751 [Member] | Unfunded Floating Rate Loan Interests Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000130751 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000130751 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000130751 [Member] | Convertible Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000130751 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000130751 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000130751 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000130751 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130750 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000130750 [Member] | Collateralized Loan Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130750 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000130750 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130750 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000130750 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000130750 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000130750 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000130750 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000130750 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000130750 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000130750 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130750 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000130750 [Member] | Unfunded Floating Rate Loan Interests Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000130750 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000130750 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000130750 [Member] | Convertible Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000130750 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000130750 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000130750 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000130750 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130749 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000130749 [Member] | Collateralized Loan Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130749 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000130749 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130749 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000130749 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000130749 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000130749 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000130749 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000130749 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000130749 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000130749 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130749 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000130749 [Member] | Unfunded Floating Rate Loan Interests Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000130749 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000130749 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000130749 [Member] | Convertible Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000130749 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000130749 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000130749 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000130749 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130748 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000130748 [Member] | Collateralized Loan Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130748 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000130748 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130748 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000130748 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000130748 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000130748 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000130748 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000130748 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000130748 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000130748 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130748 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000130748 [Member] | Unfunded Floating Rate Loan Interests Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000130748 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000130748 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000130748 [Member] | Convertible Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000130748 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000130748 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000130748 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000130748 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%

[1]	Amount represents less than .1%
[2]	Amount represents less than .1%.
[3]	Amount represents less than .1%.
[4]	Amount represents less than .1%.